Income taxes - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of profit before income taxes to income tax
Loss before income tax	€ (15,569)	€ (13,939)	€ (8,683)
Prevailing statutory tax rate (as a percent)	28.00%
Tax expense at prevailing statutory rate (28%)	€ 4,359	3,903	2,431
Non-deductible expenses	(732)	(447)	(196)
Non-taxable income	80		242
Tax-rate related differences	(69)	(198)	(128)
Unrecognized temporary differences and tax losses	(3,550)	(3,297)	(2,413)
Income tax (expense) income	€ 88	€ (39)	€ (64)